INCOME TAX PROVISION Unrecognized Tax Benefits Reconciliation (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Income Tax Disclosure [Abstract]
Beginning balance	$ 408
Increases as a result of tax positions taken in a prior period	25
Increases as a result of tax positions taken during the current period	50
Ending balance	$ 483